Note 9 - Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Estimated fair value	$6.00
Expected life (years)	2.5 to 5
Risk free interest rate	0.52 to 1.28%
Volatility	207.45%

Estimated fair value	$4.24	-	$5.24
Expected life (years)		10
Risk free interest rate	1.72	–	2.17%
Volatility		73.26%
Estimated fair value	$2.16	-	$3.96
Expected life (years)	5.26	-	5.50
Risk free interest rate	0.80	-	1.69%
Volatility		211.91%
Estimated fair value		$4.00
Expected life (years)	5.00	-	7.25
Risk free interest rate	0.44	-	2.19%
Volatility		227.71%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Avg. Exercise Price	Weighted Avg. Grant Date Value

Outstanding, January 1, 2013	270,833	$5.64	$3.52
Granted	132,000	4.36	3.08
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2013	402,833	5.20	3.40
Granted	313,257	4.00	4.00
Exercised	25	4.00	4.00
Forfeited	-	-	-
Expired	-	-	-
Outstanding, December 31, 2014	716,065	$4.64	$3.64

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Exercise Price	Options Outstanding	Average Remaining Contractual Lives (Years)	Options Exercisable	Non-Vested Options
$5.64	270,833	1.8	270,833	-
$4.00	445,232	8.5	390,033	55,199
	716,065		660,866	55,199